SEC Schedule, Article 12-04, Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule Of Cash Flow, Supplemental Disclosures, Parent Only Information	For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2025	2024	2023
Income taxes	$3,022	$2,540	$800
Interest	276	276	265